Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Finite-Lived Intangible Assets [Line Items]
Amortization charge from continuing operations for the year				$ 534,155
Amortization expense	$ 481,000		$ 604,000	$ 534,000
Trademarks Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Technology acquired	2,189,508		0		€ 1,924,587
Technology Acquired
Finite-Lived Intangible Assets [Line Items]
Technology acquired	$ 7,284,614				6,403,206
Remaining amortization period	17 years	17 years
Amortization expense	$ 408,615	€ 345,300
Carrying amount of technology acquired	6,891,783				€ 6,057,906
Trademarks
Finite-Lived Intangible Assets [Line Items]
Technology acquired	$ 137,000		142,000
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years	5 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years	10 years
Patents
Finite-Lived Intangible Assets [Line Items]
Technology acquired	$ 2,281,000		2,281,000
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years	5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years	10 years
License Agreements
Finite-Lived Intangible Assets [Line Items]
Technology acquired	$ 11,326,000		11,626,000
License Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years	3 years
License Agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years	5 years
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Technology acquired	$ 13,814,000		$ 6,641,000
Other Intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years	5 years
Other Intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	17 years	17 years